Guarantees and commitments (Tables)	12 Months Ended
Dec. 31, 2018
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2018 (CHF million)
Credit guarantees and similar instruments	2,228	439	218	398	3,283	3,194		14	1,748
Performance guarantees and similar instruments	5,008	1,344	552	240	7,144	6,278		44	3,153
Derivatives [2]	17,594	3,995	1,256	778	23,623	23,623		919	–	[3]
Other guarantees	4,325	1,405	640	517	6,887	6,814		56	4,169
Total guarantees	29,155	7,183	2,666	1,933	40,937	39,909		1,033	9,070
2017 (CHF million)
Credit guarantees and similar instruments	1,817	520	314	435	3,086	2,837		12	1,603
Performance guarantees and similar instruments	4,931	1,639	373	200	7,143	6,216		44	3,012
Derivatives [2]	15,520	6,860	1,397	727	24,504	24,504		403	–	[3]
Other guarantees	4,461	1,006	708	503	6,678	6,673		47	3,833
Total guarantees	26,729	10,025	2,792	1,865	41,411	40,230		506	8,448
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.

Lease commitments
Lease commitments
CHF million
2019	501
2020	445
2021	331
2022	306
2023	261
Thereafter	1,980
Future operating lease commitments	3,824
Less minimum non-cancellable sublease rentals	190
Total net future minimum lease commitments	3,634

Rental expenses for operating leases	Rental expense for operating leases
in	2018	2017	2016
CHF million
Minimum rental expense	516	575	550
Sublease rental income	(54)	(65)	(89)
Total net expenses for operating leases	462	510	461

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Collateral received
2018 (CHF million)
Irrevocable commitments under documentary credits	5,056	182	0	0	5,238	5,077		3,651
Irrevocable loan commitments [2]	26,882	34,188	45,938	9,065	116,073	111,967		57,153
Forward reverse repurchase agreements	31	0	0	0	31	31		31
Other commitments	329	11	119	33	492	492		4
Total other commitments	32,298	34,381	46,057	9,098	121,834	117,567		60,839
2017 (CHF million)
Irrevocable commitments under documentary credits	4,976	113	1	1	5,091	5,000		3,218
Irrevocable loan commitments [2]	24,296	33,649	40,425	8,031	106,401	101,270		42,307
Forward reverse repurchase agreements	12	0	0	0	12	12		12
Other commitments	219	13	11	104	347	347		0
Total other commitments	29,503	33,775	40,437	8,136	111,851	106,629		45,537
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 113,580 million and CHF 108,663 million of unused credit limits as of December 31, 2018 and 2017, respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2018 (CHF million)
Credit guarantees and similar instruments	2,229	439	218	402	3,288	3,199		14	1,752
Performance guarantees and similar instruments	5,008	1,344	552	240	7,144	6,278		44	3,153
Derivatives [2]	17,594	3,995	1,256	778	23,623	23,623		919	–	[3]
Other guarantees	4,325	1,405	640	517	6,887	6,814		56	4,169
Total guarantees	29,156	7,183	2,666	1,937	40,942	39,914		1,033	9,074
2017 (CHF million)
Credit guarantees and similar instruments	1,820	520	314	435	3,089	2,840		12	1,603
Performance guarantees and similar instruments	4,931	1,639	373	200	7,143	6,216		44	3,012
Derivatives [2]	15,520	6,860	1,397	727	24,504	24,504		403	–	[3]
Other guarantees	4,461	1,006	708	503	6,678	6,673		47	3,833
Total guarantees	26,732	10,025	2,792	1,865	41,414	40,233		506	8,448
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.

Lease commitments
Lease commitments
CHF million
2019	427
2020	376
2021	262
2022	239
2023	198
Thereafter	1,292
Future operating lease commitments	2,794
Less minimum non-cancellable sublease rentals	436
Total net future minimum lease commitments	2,358

Rental expenses for operating leases	Rental expense for operating leases
in	2018	2017	2016
CHF million
Minimum rental expense	446	528	550
Sublease rental income	(66)	(65)	(89)
Total net expenses for operating leases	380	463	461

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received
2018 (CHF million)
Irrevocable commitments under documentary credits	5,056	182	0	0	5,238		5,077		3,651
Irrevocable loan commitments	26,882	34,188	45,938	9,065	116,073	[2]	111,967		57,153
Forward reverse repurchase agreements	31	0	0	0	31		31		31
Other commitments	329	11	119	33	492		492		4
Total other commitments	32,298	34,381	46,057	9,098	121,834		117,567		60,839
2017 (CHF million)
Irrevocable commitments under documentary credits	4,976	113	1	1	5,091		5,000		3,218
Irrevocable loan commitments	24,296	33,649	40,425	8,031	106,401	[2]	101,270		42,307
Forward reverse repurchase agreements	12	0	0	0	12		12		12
Other commitments	219	13	11	104	347		347		0
Total other commitments	29,503	33,775	40,437	8,136	111,851		106,629		45,537
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 113,593 million and CHF 108,665 million of unused credit limits as of December 31, 2018 and 2017, respectively, which were revocable at the Bank's sole discretion upon notice to the client.